UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number         811-03585
                                    --------------------------

                      Principal Cash Management Fund, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

                   711 High Street, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

        Princor Financial Services Corporation, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                   -------------------

Date of fiscal year end:           October 31, 2004
                               ---------------------------

Date of reporting period:          July 31, 2004
                               ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
                      PRINCIPAL CASH MANAGEMENT FUND, INC.

                           JULY 31, 2004 (UNAUDITED)

                                                          Principal
                                                            Amount                 Value
--------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (94.56%)
ASSET BACKED SECURITIES (14.48%)
 CAFCO
                                                 $                             $
  1.16%; 08/03/04                                         3,075,000               3,074,802
  1.32%; 08/19/04                                         2,000,000               1,998,680
  1.54%; 10/21/04                                         2,600,000               2,590,991
 CRC Funding
  1.13%; 08/02/04                                         1,400,000               1,399,956
  1.18%; 08/04/04                                         2,300,000               2,299,774
  1.40%; 08/30/04                                           495,000                 494,442
  1.55%; 10/08/04                                         3,000,000               2,991,217
 CXC
  1.45%; 11/15/04                                         2,600,000               2,588,899
 FCAR Owner Trust I
  1.10%; 08/03/04                                         2,100,000               2,099,872
  1.11%; 08/05/04                                         2,000,000               1,999,753
  1.32%; 09/16/04                                         2,400,000               2,395,431
  1.46%; 09/17/04                                         2,500,000               2,495,235
 Receivables Capital
  1.11%; 08/02/04                                         2,000,000               1,999,938
  1.25%; 09/01/04                                         2,400,000               2,397,417
  1.28%; 08/12/04                                         2,800,000               2,798,905
  1.33%; 08/19/04                                           320,000                 319,787
 Windmill Funding
  1.24%; 08/25/04                                         2,000,000               1,998,347
  1.33%; 08/18/04                                         1,450,000               1,449,089
  1.43%; 09/23/04                                         2,500,000               2,494,737
  1.46%; 09/08/04                                         2,325,000               2,321,417
  1.50%; 10/06/04                                         2,000,000               1,994,500
  1.54%; 10/13/04                                         2,000,000               1,993,754
 Yorktown Capital
  1.47%; 09/14/04                                           700,000                 698,742
                                                                                 46,895,685
COMMERCIAL BANKS (6.66%)
 Calyon North America
  1.43%; 09/20/04                                         1,600,000               1,596,822
  1.54%; 10/25/04                                         2,500,000               2,490,910
 Nordea North America
  1.09%; 09/07/04                                         2,600,000               2,597,087
  1.16%; 08/09/04                                         2,000,000               1,999,485
  1.34%; 08/23/04                                         2,100,000               2,098,280
  1.40%; 09/14/04                                         2,100,000               2,096,407
  1.47%; 09/28/04                                           850,000                 847,987
  1.50%; 09/29/04                                         1,575,000               1,571,128
  1.60%; 10/20/04                                         2,000,000               1,992,889
 Svenska Handelsbanken
  1.17%; 08/05/04                                           495,000                 494,935
  1.33%; 09/24/04                                         1,800,000               1,796,220
  1.46%; 09/24/04                                         2,000,000               1,995,620
                                                                                 21,577,770
CONSUMER PRODUCTS-MISCELLANEOUS (2.19%)
 Fortune Brands
  1.23%; 08/06/04                                         3,100,000               3,099,470
  1.24%; 08/11/04                                         2,000,000               1,999,311
  1.43%; 09/13/04                                         2,000,000               1,996,584
                                                                                  7,095,365
                                                          Principal
                                                            Amount                  Value
--------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
COSMETICS & TOILETRIES (0.38%)
 Procter & Gamble
                                                      $                       $
  1.32%; 08/17/04                                         1,230,000               1,229,278
DIVERSIFIED FINANCIAL SERVICES (6.00%)
 Amstel Funding
  1.05%; 08/12/04                                         1,000,000                 999,679
  1.15%; 09/22/04                                         2,300,000               2,296,179
  1.26%; 10/27/04                                         2,000,000               1,993,910
  1.34%; 08/23/04                                         2,200,000               2,198,198
  1.50%; 09/07/04                                         2,300,000               2,297,282
 General Electric Capital
  1.08%; 09/01/04                                           255,000                 254,763
  1.10%; 08/17/04                                         1,605,000               1,604,215
  1.11%; 08/13/04                                         1,585,000               1,584,414
  1.32%; 08/23/04                                         2,175,000               2,173,246
  1.32%; 08/24/04                                         1,835,000               1,833,417
  1.73%; 12/20/04                                         2,200,000               2,185,093
                                                                                 19,420,396
ELECTRIC-INTEGRATED (1.25%)
 Southern Company Funding
  1.30%; 08/09/04                                         1,550,000               1,549,552
  1.34%; 09/03/04                                         2,500,000               2,496,929
                                                                                  4,046,481
FINANCE-AUTO LOANS (3.37%)
 Paccar Financial
  1.15%; 08/13/04                                         2,090,000               2,089,199
  1.43%; 09/01/04                                         2,500,000               2,496,922
  1.54%; 10/27/04                                         1,600,000               1,594,045
 Toyota Motor Credit
  1.48%; 09/24/04                                         2,045,000               2,040,460
  1.58%; 10/26/04                                         2,700,000               2,689,809
                                                                                 10,910,435
FINANCE-COMMERCIAL (1.79%)
 CIT Group
  1.09%; 08/10/04                                         2,400,000               2,399,346
  1.18%; 10/25/04                                         1,900,000               1,894,706
  1.23%; 08/18/04                                         1,500,000               1,499,129
                                                                                  5,793,181
FINANCE-CONSUMER LOANS (3.53%)
 American General Finance
  1.28%; 08/10/04                                         1,000,000                 999,680
 Household Finance
  1.33%; 09/08/04                                         3,230,000               3,225,465
  1.45%; 09/07/04                                         2,800,000               2,795,827
  1.50%; 10/06/04                                         1,560,000               1,555,710
  1.54%; 10/21/04                                         2,870,000               2,860,056
                                                                                 11,436,738
FINANCE-CREDIT CARD (0.81%)
 American Express Credit
  1.29%; 08/18/04                                         2,640,000               2,638,392
FINANCE-INVESTMENT BANKER & BROKER (16.03%)
 Bear Stearns
  1.07%; 08/04/04                                         2,000,000               1,999,822
 BNP Paribas Finance
  1.10%; 09/13/04                                         2,600,000               2,596,584

                                                         Principal
                                                           Amount                     Value
--------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 BNP Paribas Finance (continued)
                                                      $                       $
  1.55%; 10/29/04                                         3,000,000               2,988,504
 Citigroup
  1.55%; 10/18/04                                         2,675,000               2,666,016
 Citigroup Global Markets Holdings
  1.29%; 08/17/04                                         2,685,000               2,683,461
  1.33%; 08/20/04                                         2,700,000               2,698,105
  1.36%; 08/26/04                                         1,525,000               1,523,560
  1.40%; 09/21/04                                         2,400,000               2,395,240
  1.40%; 09/29/04                                         2,200,000               2,194,952
 Goldman Sachs Group
  1.13%; 08/25/04                                         2,000,000               1,998,493
  1.30%; 08/19/04                                         2,400,000               2,398,440
  1.37%; 08/27/04                                         2,600,000               2,597,427
  1.62%; 11/16/04                                         2,600,000               2,587,481
  1.62%; 11/19/04                                         2,500,000               2,487,625
  1.64%; 11/23/04                                         1,000,000                 994,807
 ING U.S. Funding
  1.20%; 09/02/04                                         1,820,000               1,818,059
  1.21%; 08/09/04                                         2,375,000               2,374,361
  1.39%; 09/09/04                                         2,100,000               2,096,838
  1.40%; 09/13/04                                         1,965,000               1,961,714
  1.47%; 10/04/04                                         2,500,000               2,493,244
  1.56%; 10/26/04                                         2,300,000               2,291,429
 Morgan Stanley
  1.28%; 08/05/04                                         1,680,000               1,679,761
  1.36%; 08/27/04                                         2,400,000               2,397,643
                                                                                 51,923,566
FINANCE-LEASING COMPANY (2.22%)
 International Lease Finance
  1.44%; 09/23/04                                         1,580,000               1,576,651
  1.46%; 10/04/04                                         2,000,000               1,994,809
  1.48%; 10/08/04                                         2,100,000               2,094,129
 River Fuel Funding
  1.55%; 10/13/04                                         1,525,000               1,520,207
                                                                                  7,185,796
FINANCE-MORTGAGE LOAN/BANKER (5.24%)
 Federal Home Loan Mortgage
  1.06%; 08/12/04                                         1,700,000               1,699,452
  1.06%; 08/24/04                                         2,535,000               2,533,283
  1.07%; 09/09/04                                         2,000,000               1,997,682
  1.48%; 10/25/04                                         1,765,000               1,758,832
  1.51%; 11/01/04                                         3,000,000               2,988,423
  1.63%; 12/06/04                                           475,000                 472,269
 Federal National Mortgage Association
  1.38%; 09/08/04                                         1,530,000               1,527,771
  1.40%; 09/29/04                                         1,952,000               1,947,521
  1.52%; 11/03/04                                         2,045,000               2,036,884
                                                                                 16,962,117
FINANCE-OTHER SERVICES (6.00%)
 Caterpillar Financial Services
  1.46%; 11/08/04                                         2,310,000               2,300,725
 Commoloco
  1.07%; 08/11/04                                         2,100,000               2,099,376
  1.28%; 08/10/04                                         1,000,000                 999,680
  1.33%; 08/31/04                                         2,500,000               2,497,187

                                                          Principal
                                                           Amount                  Value
--------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-OTHER SERVICES (CONTINUED)
 Commoloco (continued)
                                                      $                     $
  1.49%; 10/07/04                                         1,100,000               1,096,950
 Delaware Funding
  1.56%; 10/20/04                                         2,000,000               1,993,067
 Private Export Funding
  1.03%; 08/16/04                                         3,775,000               3,773,380
  1.32%; 10/07/04                                         2,685,000               2,678,404
  1.56%; 10/28/04                                         2,000,000               1,992,373
                                                                                 19,431,142
INSURANCE BROKERS (1.97%)
 Marsh & McLennan
  1.45%; 09/15/04                                         2,500,000               2,495,469
  1.45%; 09/24/04                                         1,200,000               1,197,390
  1.50%; 10/14/04                                         2,700,000               2,691,675
                                                                                  6,384,534
MEDICAL-DRUGS (1.52%)
 Pfizer
  1.12%; 08/03/04                                         2,915,000               2,914,819
  1.20%; 10/13/04                                         2,000,000               1,995,052
                                                                                  4,909,871
MONEY CENTER BANKS (8.17%)
 Bank of America
  1.15%; 08/20/04                                         2,000,000               1,998,786
  1.20%; 08/20/04                                         2,000,000               1,998,733
  1.26%; 08/18/04                                         1,700,000               1,698,997
  1.49%; 10/05/04                                         2,200,000               2,194,081
 HBOS Treasury Services
  1.08%; 08/05/04                                         2,000,000               1,999,760
  1.08%; 08/19/04                                         1,400,000               1,399,244
  1.10%; 08/02/04                                         1,800,000               1,799,945
  1.17%; 08/06/04                                         2,000,000               1,999,667
  1.40%; 09/01/04                                         1,900,000               1,897,710
  1.50%; 09/10/04                                         1,800,000               1,797,100
 JP Morgan Chase
  1.14%; 08/11/04                                         2,500,000               2,499,208
  1.15%; 08/13/04                                         2,000,000               1,999,233
  1.30%; 08/12/04                                           970,000                 969,615
  1.46%; 09/20/04                                         2,200,000               2,195,539
                                                                                 26,447,618
RETAIL-DISCOUNT (1.23%)
 Wal-Mart Stores
  1.09%; 08/17/04                                         2,000,000               1,999,031
  1.34%; 08/31/04                                         1,975,000               1,972,795
                                                                                  3,971,826
SPECIAL PURPOSE BANKS (1.99%)
 KFW International Finance
  1.20%; 08/30/04                                         2,000,000               1,998,066
  1.27%; 09/03/04                                         2,000,000               1,997,672
  1.37%; 09/27/04                                         2,465,000               2,459,653
                                                                                  6,455,391
SPECIAL PURPOSE ENTITY (6.40%)
 Compass Securitization
  1.43%; 09/16/04                                         2,000,000               1,996,345
  1.47%; 09/15/04                                         2,100,000               2,096,141

                                                         Principal
                                                           Amount                  Value
--------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
SPECIAL PURPOSE ENTITY (CONTINUED)
 Grampian Funding
                                                      $                       $
  1.23%; 08/25/04                                         2,100,000               2,098,278
  1.35%; 09/10/04                                         1,975,000               1,972,037
  1.35%; 09/23/04                                         2,000,000               1,996,025
  1.42%; 10/27/04                                         2,000,000               1,993,137
  1.53%; 09/27/04                                         2,700,000               2,693,459
 Shell Finance
  1.23%; 08/06/04                                         1,875,000               1,874,680
  1.33%; 08/30/04                                         2,030,000               2,027,809
 Tulip Funding
  1.23%; 08/26/04                                         2,000,000               1,998,292
                                                                                 20,746,203
SUPRANATIONAL BANK (1.60%)
 Corp Andina de Fomento
  1.22%; 08/04/04                                         1,800,000               1,799,817
  1.30%; 08/10/04                                         2,200,000               2,199,285
  1.49%; 09/10/04                                         1,200,000               1,198,013
                                                                                  5,197,115
TELEPHONE COMMUNICATION (0.86%)
 Telstra
  1.52%; 09/30/04                                         2,800,000               2,792,907
TOOLS-HAND HELD (0.87%)
 Stanley Works
  1.33%; 08/24/04                                         2,830,000               2,827,595
                              TOTAL COMMERCIAL PAPER                            306,279,402

                                                          Principal
                                                            Amount                 Value
--------------------------------------------------------------------------------------------------
BONDS (5.42%)
AEROSPACE & DEFENSE EQUIPMENT (0.63%)
 United Technologies
  6.63%; 11/15/04                                         2,000,000               2,029,105
FINANCE-INVESTMENT BANKER & BROKER (1.04%)
 Bear Stearns
  6.65%; 12/01/04                                         1,292,000               1,314,953
 Lehman Brothers Holdings
  7.75%; 01/15/05                                         2,000,000               2,058,205
                                                                                  3,373,158
FINANCE-MORTGAGE LOAN/BANKER (0.40%)
 Federal Home Loan Bank
  1.66%; 05/16/05                                         1,300,000               1,300,000
FINANCE-OTHER SERVICES (2.27%)
 Caterpillar Financial Services
  6.88%; 08/01/04                                         2,000,000               2,000,000
 Newcourt Credit Group
  6.88%; 02/16/05                                         1,300,000               1,338,567
 Verizon Global Funding /1/
  1.63%; 09/15/04                                         4,000,000               4,000,000
                                                                                  7,338,567

                                                          Principal
                                                            Amount                 Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MONEY CENTER BANKS (1.08%)
 Bank of America
                                                      $                        $
  7.75%; 08/15/04                                         1,500,000               1,503,579
 JP Morgan Chase
  7.25%; 08/15/04                                         2,000,000               2,004,433
                                                                                  3,508,012
                                      TOTAL BONDS                                17,548,842
                                                                               ------------

              TOTAL PORTFOLIO INVESTMENTS (99.98%)                              323,828,244
CASH, RECEIVABLES AND OTHER ASSETS, NET OF
  LIABILITIES (0.02%)                                                                63,102
                        TOTAL NET ASSETS (100.00%)                             $323,891,346
                                                                               --------------

/1/  Variable rate.

ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

     (a) Certifications pursuant to Rule 30a-2(a) under the Act
         (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal Cash Management Fund, Inc.
             -------------------------------------------------------------------



By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
    ----------------------------------------------------------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
    ----------------------------------------------------------------------------

By           /s/ Jill R. Brown
  ------------------------------------------------------------------------------
  Jill R. Brown, Vice President and Chief Financial Officer

Date         9/20/2004
    ----------------------------------------------------------------------------